Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Cash Flows From Operating Activities:
Net loss	$ (901,818)	$ (1,014,679)	$ (5,199,619)	$ (3,601,066)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	9,006	5,574	21,991	19,277
Loss on disposal of property and equipment	35,534
Amortization of debt issuance costs	37,009	11,167	116,750	16,750
Amortization of beneficial conversion feature		148,077	228,550
Issuance of common stock in exchange for services	86,317	89,100	265,065	671,920
Issuance of common stock for payoff of trade debt			19,212	142,987
Stock-based compensation	158,658	105,839	374,687	140,370
Cumulative dividend on preferred stock			39,200
Gain on spin-off of subsidiary				(52,890)
Changes in operating assets and liabilities:
Trade receivables	(15,171)	(40,974)	(202,749)	(4,265)
Inventories	(112,208)	61,356	(96,213)	(306,804)
Prepaid expenses and other assets	29,512	64,751	(23,208)	155,391
Accounts payable	13,961	(7,808)	(843,498)	1,133,166
Accrued liabilities	(466,335)	304,739	343,762	502,074
Deferred revenue	(668)	1,381	1,399	(4,688)
Net cash used in operating activities	(1,126,203)	(271,477)	(4,954,671)	(1,187,778)
Cash Flows From Investing Activities:
Cash acquired in acquisition	7,062
Purchases of property and equipment	(39,631)	(6,954)	(9,202)	(50,076)
Net cash used in investing activities	(32,569)	(6,954)	(9,202)	(50,076)
Cash Flows From Financing Activities:
Preferred stock deposit		151,200
Stock issuance cost related to acquisition	(5,580)
Payments of principal on notes payable	(1,716)	(1,286)
Proceeds from preferred stock, net of issuance costs of $69,528, with detachable warrants			429,572
Proceeds from common stock, with detachable warrants - related party			565,000
Proceeds from common stock, net of issuance costs of $6,033 and $23,762 with detachable warrants at March 31, 2017 and December 31, 2016.	802,467		2,451,238
Payments on convertible notes payable			(141,904)	(4,892)
Proceeds from notes payable with warrants issued - related party			295,000
Proceeds from notes payable with warrants issued			1,405,000
Proceeds from convertible notes payable, net of issuance costs			185,000	289,273
Proceeds from (repayment of) related party note payable			(12,500)	12,500
Proceeds from warrant exercise - related party			50,000
Proceeds from warrant exercise	159,250		684,216
Net cash provided by financing activities	954,421	149,914	5,910,622	296,881
Net (decrease) increase in cash	(204,351)	(128,517)	946,749	(940,973)
Cash - beginning of period	1,088,066	141,317	141,317	1,082,290
Cash - end of period	883,715	12,800	1,088,066	141,317
Supplemental Disclosure of Cash Flow Information:
Cash paid during the period for interest	10,800	1,380	91,237	4,593
Income taxes
Supplemental Disclosure of Non-Cash Financing Activity:
Issuance of common stock for the acquisition of MotherLode Craft Distillery, LLC	377,000
Common stock issued in exchange of notes payable	$ 87,500		196,330
Stock issued for payment of trade debt			19,212
Series A preferred issued in exchange for compensation - related party			423,000
Series A preferred issued in exchange of debt			50,000
Common stock issued in exchange for dividend			17,759
Stock-based compensation recorded as prepaid expenses and other long-term assets				65,625
Conversion of accounts payable to common stock				142,987
Exchange of warrant exercise used to repay notes payable - related party			169,999
Exchange of warrant exercise used to repay notes payable			$ 401,148